Share-based payment arrangements - Long term incentive plan 2022 (Details) $ in Thousands						12 Months Ended
	Nov. 22, 2023 shares	Nov. 22, 2023 T	Apr. 01, 2023 shares	Apr. 01, 2023 T	Apr. 01, 2022 shares installment	Dec. 31, 2023 USD ($)	Dec. 31, 2023 shares	Dec. 31, 2023 T	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period										5 years
Number of options granted (in shares) | shares							0		0
Expense from share-based payment transactions with employees | $						$ 3,945			$ 2,411	$ 761
Long term incentive plan 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $						$ 1,300
Long term incentive plan 2022 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage					100.00%
Vesting period					3 years
Number of installments | installment					3
Long term incentive plan 2022 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares					163,022
Number of options vested (in shares)	98,527	98,527	12,203	12,203			110,730	110,730